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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia LifeGoal Balanced Growth Portfolio

(Renamed Columbia Capital Allocation Moderate Aggressive Portfolio, effective December 14, 2012)

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 59.8%
DIVIDEND INCOME 6.0%
Columbia Dividend Income Fund, Class I Shares (a)	2,120,122	$31,483,818
Columbia Dividend Opportunity Fund, Class I Shares (a)	3,618,553	31,589,963
Total		63,073,781
INTERNATIONAL 12.2%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	6,210,135	60,486,714
Columbia European Equity Fund, Class I Shares (a)	884,006	5,268,677
Columbia Greater China Fund, Class I Shares (a)	218,900	10,667,022
Columbia Overseas Value Fund, Class I Shares (a)	3,414,313	24,583,052
Columbia Pacific/Asia Fund, Class I Shares (a)	3,288,517	26,472,561
Total		127,478,026
U.S. LARGE CAP 25.7%
Columbia Contrarian Core Fund, Class I Shares (a)	4,242,529	68,050,157
Columbia Large Cap Growth Fund, Class I Shares (a)	1,142,770	31,026,202
Columbia Large Core Quantitative Fund, Class I Shares (a)	11,906,292	78,462,467
Columbia Large Growth Quantitative Fund, Class I Shares (a)	2,384,251	20,719,144
Columbia Large Value Quantitative Fund, Class I Shares (a)	2,840,854	21,107,542
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	3,040,987	40,293,077
Columbia Select Large-Cap Value Fund, Class I Shares (a)	643,602	10,567,949
Total		270,226,538
U.S. MID CAP 8.9%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,727,143	46,304,709
Columbia Mid Cap Value Fund, Class I Shares (a)	3,337,849	47,564,352
Total		93,869,061
U.S. SMALL CAP 7.0%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	1,206,113	36,098,960
Columbia Small Cap Value Fund I, Class I Shares (a)	358,941	15,825,683

	Shares	Value

Equity Funds (continued)
U.S. SMALL CAP (CONTINUED)
Columbia Small Cap Value Fund II, Class I Shares (a)	1,432,499	$21,014,764
Total		72,939,407
Total Equity Funds (Cost: $610,890,765)		$627,586,813

Fixed-Income Funds 29.9%
CONVERTIBLE 2.0%
Columbia Convertible Securities Fund, Class I Shares (a)	1,429,762	21,131,878
EMERGING MARKETS 2.1%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	1,693,586	21,186,760
HIGH YIELD 4.6%
Columbia High Yield Bond Fund, Class I Shares (a)	5,649,404	16,496,261
Columbia Income Opportunities Fund, Class I Shares (a)	3,213,542	31,910,467
Total		48,406,728
INTERNATIONAL 2.0%
Columbia International Bond Fund, Class I Shares (a)	1,820,659	21,156,062
INVESTMENT GRADE 19.2%
Columbia Corporate Income Fund, Class I Shares (a)	8,866,697	95,937,663
Columbia Limited Duration Credit Fund, Class I Shares (a)	3,094,258	31,870,862
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	12,799,740	73,726,501
Total		201,535,026
Total Fixed-Income Funds (Cost: $296,493,518)		$313,416,454

Alternative Investments 6.2%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	2,033,666	21,190,802
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	2,909,124	28,974,877

	Shares	Values

Alternative Investments (continued)
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	1,632,167	$15,407,650

Total Alternative Investments (Cost: $65,124,027)		$65,573,329

Issuer	Shares	Value

Common Stocks —%
CONSUMER STAPLES —%
Food Products —%
China Milk Products Group Ltd. (b)(c)(d)	322,000	$10,559
TOTAL CONSUMER STAPLES		10,559

Total Common Stocks (Cost: $172,880)		$10,559

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.6%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%	$1,624,383	$1,661,439
01/15/14	2.000%	2,337,769	2,425,070
01/15/15	1.625%	3,040,430	3,236,632

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)
01/15/16	2.000%	$2,100,921	$2,336,947
07/15/17	2.625%	1,728,491	2,076,215
01/15/19	2.125%	2,323,110	2,839,640
01/15/21	1.125%	284,351	336,245
01/15/25	2.375%	3,691,014	5,046,598
04/15/29	3.875%	3,363,336	5,646,987
02/15/40	2.125%	1,017,915	1,514,149

Total Inflation-Indexed Bonds (Cost: $23,838,339)			$27,119,922

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.149%(a)(e)	20,470,250	$20,470,250
Total Money Market Funds (Cost: $20,470,250)		$20,470,250

Total Investments (Cost: $1,016,989,779) (f)		$1,054,177,327(g)
Other Assets and Liabilities		(4,321,338)
Net Assets		$1,049,855,989

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $61,600 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of
	Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 10-year	56	7,449,750	December 2012	16,502	—
Total				16,502	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	21,809,715	560,067	(1,850,104)	33,328	20,553,006	—	—	21,190,802
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	29,866,961	829,546	(1,740,316)	7,625	28,963,816	—	—	28,974,877
Columbia Bond Fund, Class I Shares	20,656,573	—	(20,988,337)	331,764	—	—	6,007	—
Columbia Commodity Strategy Fund, Class I Shares	—	16,656,477	(1,053,093)	3,821	15,607,205	—	—	15,407,650
Columbia Contrarian Core Fund, Class I Shares	52,575,085	16,088,361	(9,973,600)	3,606,248	62,296,094	—	—	68,050,157
Columbia Convertible Securities Fund, Class I Shares	22,640,178	600,845	(2,620,980)	249,225	20,869,268	—	535,853	21,131,878
Columbia Corporate Income Fund, Class I Shares	73,824,595	25,528,139	(12,646,611)	859,181	87,565,304	—	2,643,000	95,937,663
Columbia Dividend Income Fund, Class I Shares	27,969,217	4,031,820	(4,057,277)	386,677	28,330,437	—	660,764	31,483,818
Columbia Dividend Opportunity Fund, Class I Shares	17,037,201	15,954,361	(3,501,998)	385,354	29,874,918	—	855,671	31,589,963
Columbia Emerging Markets Bond Fund, Class I Shares	19,214,757	3,442,618	(3,522,336)	218,559	19,353,598	—	898,064	21,186,760
Columbia Emerging Markets Fund, Class I Shares	37,218,998	32,966,240	(4,217,642)	(110,518)	65,857,078	2,671,841	—	60,486,714
Columbia Energy and Natural Resources Fund, Class I Shares	19,215,927	—	(17,739,376)	(1,476,551)	—	—	—	—
Columbia European Equity Fund, Class I Shares	43,721,849	425,228	(37,415,235)	(1,434,757)	5,297,085	—	—	5,268,677
Columbia Greater China Fund, Class I Shares	22,078,556	346,193	(8,259,212)	(2,346,717)	11,818,820	—	—	10,667,022
Columbia High Yield Bond Fund, Class I Shares	16,902,033	1,077,030	(2,167,594)	67,001	15,878,470	—	811,614	16,496,261
Columbia Income Opportunities Fund, Class I Shares	34,918,583	1,808,672	(6,151,059)	219,181	30,795,377	—	1,419,413	31,910,467
Columbia International Bond Fund, Class I Shares	18,918,739	3,459,612	(2,055,119)	37,974	20,361,206	—	224,684	21,156,062
Columbia International Value Fund, Class I Shares	11	—	—	(11)	—	—	—	—

Columbia Large Cap Core Fund, Class I Shares	44,036,837	—	(48,504,710)	4,467,873	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	49,082,736	13,536	(27,104,747)	5,079,804	27,071,329	—	—	31,026,202
Columbia Large Core Quantitative Fund, Class I Shares	27,608,545	54,002,310	(9,927,544)	1,074,701	72,758,012	—	—	78,462,467
Columbia Large Growth Quantitative Fund, Class I Shares	—	22,813,736	(3,179,051)	131,036	19,765,721	—	—	20,719,144
Columbia Large Value Quantitative Fund, Class I Shares	16,558,082	4,786,646	(2,779,466)	816,930	19,382,192	—	—	21,107,542
Columbia Limited Duration Credit Fund, Class I Shares	38,298,683	1,246,258	(8,527,118)	52,130	31,069,953	—	599,452	31,870,862
Columbia Mid Cap Growth Fund, Class I Shares	40,533,283	11,000,590	(9,976,234)	3,463,556	45,021,195	—	—	46,304,709
Columbia Mid Cap Value Fund, Class I Shares	33,218,807	15,629,128	(4,199,531)	1,181,309	45,829,713	—	414,559	47,564,352
Columbia Multi-Advisor International Equity Fund, Class I Shares	56,428,089	—	(54,471,405)	(1,956,684)	—	—	—	—
Columbia Overseas Value Fund, Class I Shares	28,157,431	276,471	(2,008,334)	(172,438)	26,253,130	—	62,770	24,583,052
Columbia Pacific/Asia Fund, Class I Shares	17,204,848	11,577,102	(1,624,048)	25,113	27,183,015	—	182,866	26,472,561
Columbia Select Large Cap Growth Fund, Class I Shares	38,640,963	4,740,383	(4,680,401)	1,320,877	40,021,822	—	—	40,293,077
Columbia Select Large-Cap Value Fund, Class I Shares	9,045,981	2,328,903	(1,087,388)	14,266	10,301,762	—	—	10,567,949
Columbia Short-Term Cash Fund	37,781,238	32,031,875	(49,342,863)	—	20,470,250	—	30,536	20,470,250
Columbia Small Cap Growth Fund I, Class I Shares	7,696,860	30,459,020	(2,468,392)	923,351	36,610,839	—	—	36,098,960
Columbia Small Cap Growth Fund II, Class I Shares	10,486,102	—	(11,729,251)	1,243,149	—	—	—	—
Columbia Small Cap Value Fund I, Class I Shares	19,668,743	452,691	(4,946,278)	863,114	16,038,270	—	—	15,825,683
Columbia Small Cap Value Fund II, Class I Shares	11,705,906	11,206,004	(1,885,197)	152,620	21,179,333	—	16,261	21,014,764
Columbia U.S. Government Mortgage Fund, Class I Shares	50,421,819	24,954,605	(5,065,402)	289,320	70,600,342	—	1,192,114	73,726,501
Mortgage- and Asset-Backed Portfolio	37,328,344	2,116,450	(39,465,831)	21,037	—	1,182,652	451,729	—
Total	1,052,472,275	353,410,917	(432,933,080)	20,028,448	992,978,560	3,854,493	11,005,357	1,027,046,846

(b)	Non-income producing.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2012 was $10,559, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
China Milk Products Group Ltd.	11-17-10	172,880

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2012, the value of these securities amounted to $10,559, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(f)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $1,016,990,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$47,369,000
Unrealized Depreciation	(10,182,000)
Net Unrealized Appreciation	$37,187,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	1,027,046,846	—	—	1,027,046,846
Total Mutual Funds	1,027,046,846	—	—	1,027,046,846
Equity Securities
Common Stocks
Consumer Staples	—	—	10,559	10,559
Total Equity Securities	—	—	10,559	10,559
Bonds
Inflation-Indexed Bonds	—	27,119,922	—	27,119,922
Total Bonds	—	27,119,922	—	27,119,922
Investments in Securities	1,027,046,846	27,119,922	10,559	1,054,177,327
Derivatives
Assets
Futures Contracts	16,502	—	—	16,502
Total	1,027,063,348	27,119,922	10,559	1,054,193,829

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

The Portfolio’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative Instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Common Stocks ($)
Balance as of January 31, 2012	10,240
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	319
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of October 31, 2012	10,559

(a)          Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2012 was $319.

The Portfolio does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia LifeGoal Growth Portfolio

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 94.5%
CONVERTIBLE 6.2%
Columbia Convertible Securities Fund, Class I Shares (a)	3,046,124	$45,021,714
DIVIDEND INCOME 27.4%
Columbia Dividend Income Fund, Class I Shares (a)	5,987,457	88,913,738
Columbia Dividend Opportunity Fund, Class I Shares (a)	8,517,395	74,356,863
Columbia Global Dividend Opportunity Fund, Class I Shares (a)	1,886,244	37,159,000
Total		200,429,601
INTERNATIONAL 10.4%
Columbia Emerging Markets Fund, Class I Shares (a)(b)	3,981,659	38,781,355
Columbia Pacific/Asia Fund, Class I Shares (a)	4,598,104	37,014,736
Total		75,796,091
U.S. LARGE CAP 43.5%
Columbia Contrarian Core Fund, Class I Shares (a)	2,770,625	44,440,818
Columbia Energy and Natural Resources Fund, Class I Shares (a)	1,431,386	29,386,342
Columbia Large Cap Core Fund, Class I Shares (a)	2,516,664	36,919,463
Columbia Large Cap Growth Fund, Class I Shares (a)	2,434,505	66,096,820

	Shares	Value

Equity Funds (continued)
U.S. LARGE CAP (CONTINUED)
Columbia Large Core Quantitative Fund, Class I Shares (a)	2,245,516	$14,797,953
Columbia Large Growth Quantitative Fund, Class I Shares (a)	4,647,247	40,384,577
Columbia Select Large Cap Growth Fund, Class I Shares (a)(b)	6,509,986	86,257,316
Total		318,283,289
U.S. MID CAP 5.0%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	1,362,059	36,516,807
U.S. SMALL CAP 2.0%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	490,436	14,678,744
Total Equity Funds (Cost: $632,548,199)		$690,726,246

Alternative Investments 6.0%
Columbia Flexible Capital Income Fund, Class I Shares(a)	4,001,963	44,061,619
Total Alternative Investments (Cost: $42,928,921)		$44,061,619
Total Investments (Cost: $675,477,120) (c)		$734,787,865(d)
Other Assets and Liabilities		(3,354,287)
Net Assets		$731,433,578

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Portfolio owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Portfolio. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Enhanced Multi-Strategy Fund, Class I Shares	7,229,901	—	(7,325,718)	95,817	—	—	—	—
Columbia Contrarian Core Fund, Class I Shares	35,246,259	—	(7,681,079)	3,714,555	31,279,735	—	—	44,440,818
Columbia Convertible Securities Fund, Class I Shares	43,201,148	2,960,051	(3,540,841)	(130,561)	42,489,797	—	1,082,936	45,021,714
Columbia Dividend Income Fund, Class I Shares	86,803,004	1,883,753	(10,696,479)	717,321	78,707,599	—	1,879,115	88,913,738
Columbia Dividend Opportunity Fund, Class I Shares	84,351,144	2,431,887	(25,887,169)	5,420,104	66,315,966	—	2,431,886	74,356,863

Columbia Emerging Markets Fund, Class I Shares	47,990,510	17,235,054	(24,608,222)	(458,684)	40,158,658	2,037,751	—	38,781,355
Columbia Energy and Natural Resources Fund, Class I Shares	23,139,402	7,979,731	(322,865)	17,689	30,813,957	—	198,686	29,386,342
Columbia Flexible Capital Income Fund, Class I Shares	—	46,014,591	(3,096,067)	10,397	42,928,921	—	890,888	44,061,619
Columbia Global Dividend Opportunity Fund, Class I Shares	—	37,741,004	(317,554)	(376)	37,423,074	—	—	37,159,000
Columbia Large Cap Core Fund, Class I Shares	31,183,416	7,405,581	(5,030,259)	217,537	33,776,275	—	66,200	36,919,463
Columbia Large Cap Growth Fund, Class I Shares	64,279,014	8,193	(11,461,711)	(1,370,494)	51,455,002	—	—	66,096,820
Columbia Large Core Quantitative Fund, Class I Shares	20,027,990	—	(10,999,714)	3,794,488	12,822,764	—	—	14,797,953
Columbia Large Growth Quantitative Fund, Class I Shares	28,663,917	11,754,700	(4,921,350)	(499,273)	34,997,994	—	—	40,384,577
Columbia Large Value Quantitative Fund, Class I Shares	15,898,827	—	(15,942,988)	44,161	—	—	—	—
Columbia Mid Cap Growth Fund, Class I Shares	40,777,448	34,151	(2,994,201)	(81,785)	37,735,613	—	—	36,516,807
Columbia Mid Cap Value Fund, Class I Shares	8,674,007	38,008	(8,244,012)	(468,003)	—	—	38,008	—
Columbia Mid Cap Value Opportunity Fund, Class I Shares	5,767,332	—	(8,596,943)	2,829,611	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	70,378,348	308,956	(34,632,071)	(1,623,221)	34,432,012	—	307,637	37,014,736
Columbia Select Large Cap Growth Fund, Class I Shares	82,680,397	6,297,893	(7,000,277)	3,228,344	85,206,357	—	—	86,257,316
Columbia Select Large-Cap Value Fund, Class I Shares	15,752,455	—	(16,153,323)	400,868	—	—	—	—
Columbia Short-Term Cash Fund	—	1,334,997	(1,334,997)	—	—	—	85	—
Columbia Small Cap Growth Fund I, Class I Shares	16,642,187	12,462	(1,465,015)	(256,238)	14,933,396	—	—	14,678,744
Total	728,686,706	143,441,012	(212,252,855)	15,602,257	675,477,120	2,037,751	6,895,441	734,787,865

(b)	Non-income producing.
(c)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $675,477,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$63,853,000
Unrealized Depreciation	(4,542,000)
Net Unrealized Appreciation	$59,311,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•          Level 1 - Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•          Level 3 – Valuations based on significant unobservable inputs (including the Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Portfolio uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Portfolio’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	734,787,865	—	—	734,787,865
Total	734,787,865	—	—	734,787,865

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia LifeGoal Income and Growth Portfolio

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.7%
CONVERTIBLE 3.0%
Columbia Convertible Securities Fund, Class I Shares (a)	260,373	$3,848,312
DIVIDEND INCOME 6.0%
Columbia Dividend Income Fund, Class I Shares (a)	300,039	4,455,574
Columbia Dividend Opportunity Fund, Class I Shares (a)	365,432	3,190,221
Total		7,645,795
INTERNATIONAL 3.6%
Columbia Emerging Markets Fund, Class I Shares (a)	275,433	2,682,715
Columbia Greater China Fund, Class I Shares (a)	13,159	641,250
Columbia Pacific/Asia Fund, Class I Shares (a)	159,466	1,283,702
Total		4,607,667
U.S. LARGE CAP 14.8%
Columbia Contrarian Core Fund, Class I Shares (a)	276,469	4,434,559
Columbia Large Cap Growth Fund, Class I Shares (a)	184,899	5,020,001
Columbia Large Core Quantitative Fund, Class I Shares (a)	673,752	4,440,023
Columbia Large Growth Quantitative Fund, Class I Shares (a)	434,067	3,772,047
Columbia Large Value Quantitative Fund, Class I Shares (a)	172,101	1,278,711
Total		18,945,341
U.S. MID CAP 4.1%
Columbia Mid Cap Growth Fund, Class I Shares (a)(b)	98,030	2,628,175
Columbia Mid Cap Value Fund, Class I Shares (a)	189,185	2,695,892
Total		5,324,067
U.S. SMALL CAP 1.2%
Columbia Small Cap Growth Fund I, Class I Shares (a)(b)	25,216	754,712
Columbia Small Cap Value Fund I, Class I Shares (a)	17,404	767,365
Total		1,522,077
Total Equity Funds (Cost: $38,791,624)		$41,893,259

	Shares	Value

Fixed-Income Funds 55.0%
EMERGING MARKETS 3.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	359,262	$4,494,361
HIGH YIELD 8.6%
Columbia Income Opportunities Fund, Class I Shares (a)	1,103,922	10,961,944
INTERNATIONAL 3.0%
Columbia International Bond Fund, Class I Shares (a)	330,913	3,845,212
INVESTMENT GRADE 39.9%
Columbia Corporate Income Fund, Class I Shares (a)	2,137,717	23,130,097
Columbia Limited Duration Credit Fund, Class I Shares (a)	848,452	8,739,054
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	3,351,206	19,302,948
Total		51,172,099
Total Fixed-Income Funds (Cost: $65,991,123)		$70,473,616

Alternative Investments 5.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	307,895	3,208,271
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	322,185	3,208,960
Total Alternative Investments (Cost: $6,326,043)		$6,417,231

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 4.3%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%	363,762	372,060
01/15/14	2.000%	436,384	452,680
01/15/15	1.625%	542,934	577,970
01/15/16	2.000%	412,059	458,351
07/15/17	2.625%	333,471	400,556
01/15/19	2.125%	461,403	563,993
01/15/21	1.125%	168,504	199,256
01/15/25	2.375%	721,092	985,925
04/15/29	3.875%	686,681	1,152,927
02/15/40	2.125%	213,176	317,099
Total Inflation-Indexed Bonds (Cost: $4,827,206)			$5,480,817

	Shares	Value

Money Market Funds 3.3%
BofA Cash Reserves, Capital Class, 0.150% (c)	1,283,641	$1,283,641
Columbia Short-Term Cash Fund, 0.149% (a)(c)	2,998,122	2,998,122
Total Money Market Funds (Cost: $4,281,763)		$4,281,763

Total Investments (Cost: $120,217,759) (d)	$128,546,686(e)
Other Assets and Liabilities	(428,678)
Net Assets	$128,118,008

Investments in Derivatives
Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $33,550 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	25	3,106,250	January 2013	3,219	—
U.S. Treasury Note, 10-year	18	2,394,563	December 2012	5,304	—
Total				8,523	—

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Capital Gain Distributions ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	3,377,956	135,711	(403,603)	8,409	—	3,118,473	—	3,208,271
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	4,496,081	149,159	(1,445,831)	8,161	—	3,207,570	—	3,208,960
Columbia Bond Fund, Class I Shares	9,767,911	12,568	(10,048,522)	268,043	—	—	2,874	—
Columbia Contrarian Core Fund, Class I Shares	2,720,106	1,453,198	(693,082)	252,700	—	3,732,922	—	4,434,559
Columbia Convertible Securities Fund, Class I Shares	3,673,908	263,685	(408,541)	30,812	—	3,559,864	96,269	3,848,312
Columbia Corporate Income Fund, Class I Shares	13,849,170	10,268,316	(3,044,960)	229,340	—	21,301,866	636,303	23,130,097
Columbia Dividend Income Fund, Class I Shares	3,991,120	596,523	(649,721)	48,382	—	3,986,304	91,923	4,455,574

Columbia Dividend Opportunity Fund, Class I Shares	1,295,106	2,117,398	(392,593)	25,037	—	3,044,948	85,395	3,190,221
Columbia Emerging Markets Bond Fund, Class I Shares	3,861,625	900,702	(704,347)	48,363	—	4,106,343	188,580	4,494,361
Columbia Emerging Markets Fund, Class I Shares	2,101,112	1,099,706	(347,742)	(5,155)	120,405	2,847,921	—	2,682,715
Columbia Greater China Fund, Class I Shares	717,880	93,843	(140,098)	(9,510)	—	662,115	—	641,250
Columbia Income Opportunities Fund, Class I Shares	10,298,536	667,255	(1,261,583)	85,615	—	9,789,823	483,378	10,961,944
Columbia International Bond Fund, Class I Shares	4,401,191	186,979	(910,498)	19,904	—	3,697,576	40,756	3,845,212
Columbia Large Cap Core Fund, Class I Shares	2,774,622		(3,348,757)	574,135	—	—	—	—
Columbia Large Cap Growth Fund, Class I Shares	2,623,109	2,454,868	(878,025)	271,620	—	4,471,572	—	5,020,001
Columbia Large Core Quantitative Fund, Class I Shares	2,199,459	2,421,945	(619,775)	72,481	—	4,074,110	—	4,440,023
Columbia Large Growth Quantitative Fund, Class I Shares	—	4,042,809	(465,454)	24,751	—	3,602,106	—	3,772,047
Columbia Large Value Quantitative Fund, Class I Shares	820,488	382,399	(200,851)	85,829	—	1,087,865	—	1,278,711
Columbia Limited Duration Credit Fund, Class I Shares	8,686,033	525,517	(725,876)	11,312	—	8,496,986	163,447	8,739,054
Columbia Mid Cap Growth Fund, Class I Shares	1,986,655	965,862	(949,446)	454,367	—	2,457,438	—	2,628,175
Columbia Mid Cap Value Fund, Class I Shares	1,650,005	958,135	(330,431)	146,846	—	2,424,555	23,211	2,695,892
Columbia Multi-Advisor International Equity Fund	5,606,084	26,852	(5,473,563)	(159,373)	—	—	—	—
Columbia Pacific/Asia Fund, Class I Shares	—	1,393,709	(103,688)	(1,087)	—	1,288,934	8,807	1,283,702
Columbia Select Large Cap Growth Fund, Class I Shares	2,801,995	—	(3,375,630)	573,635	—	—	—	—
Columbia Select Large-Cap Value Fund, Class I Shares	1,267,559	1,891	(1,277,053)	7,603	—	—	—	—
Columbia Short Term Bond Fund, Class I Shares	2,551,887	2,009	(2,551,003)	(2,893)	—	—	478	—
Columbia Short-Term Cash Fund	3,179,380	5,340,653	(5,521,911)	—	—	2,998,122	3,825	2,998,122
Columbia Small Cap Growth Fund I, Class I Shares	—	790,412	(19,930)	613	—	771,095	—	754,712

Columbia Small Cap Value Fund I, Class I Shares	—	789,891	(10,206)	190	—	779,875	—	767,365
Columbia U.S. Government Mortgage Fund, Class I Shares	8,396,607	11,080,302	(933,211)	54,831	—	18,598,529	291,444	19,302,948
Mortgage- and Asset-Backed Portfolio	9,062,949	673,668	(9,711,704)	(24,913)	361,044	—	136,346	—
Total	118,158,534	49,795,965	(56,947,635)	3,100,048	481,449	114,106,912	2,253,036	121,782,228

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $120,218,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,549,000
Unrealized Depreciation	(220,000)
Net Unrealized Appreciation	$8,329,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Fund	121,782,228	—	—	121,782,228
Unaffiliated Money Market Fund	1,283,641	—	—	1,283,641
Total Mutual Funds	123,065,869	—	—	123,065,869
Bonds
Inflation-Indexed Bonds	—	5,480,817	—	5,480,817
Total Bonds	—	5,480,817	—	5,480,817
Investments in Securities	123,065,869	5,480,817		128,546,686
Derivatives
Assets
Futures Contracts	8,523	—	—	8,523
Total	123,074,392	5,480,817	—	128,555,209

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no significant transfers between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia LifeGoal Income Portfolio

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Fixed-Income Funds 84.2%
CONVERTIBLE 5.0%
Columbia Convertible Securities Fund, Class I Shares (a)	94,599	$1,398,171
EMERGING MARKETS 4.5%
Columbia Emerging Markets Bond Fund, Class I Shares (a)	100,597	1,258,471
HIGH YIELD 10.1%
Columbia Income Opportunities Fund, Class I Shares (a)	282,930	2,809,497
INTERNATIONAL 4.5%
Columbia International Bond Fund, Class I Shares (a)	108,366	1,259,212
INVESTMENT GRADE 60.1%
Columbia Corporate Income Fund, Class I Shares (a)	129,710	1,403,463
Columbia Limited Duration Credit Fund, Class I Shares (a)	543,937	5,602,552
Columbia Short Term Bond Fund, Class I Shares (a)	279,638	2,799,179
Columbia U.S. Government Mortgage Fund, Class I Shares (a)	730,297	4,206,508
Columbia U.S. Treasury Index Fund, Class I Shares (a)	240,458	2,801,339
Total		16,813,041
Total Fixed-Income Funds (Cost: $21,782,406)		$23,538,392

Alternative Investments 6.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)(b)	80,501	838,819

	Shares	Value

Alternative Investments (continued)
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)(b)	84,227	$838,907

Total Alternative Investments (Cost: $1,655,288)		$1,677,726

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 4.5%
U.S. Treasury Inflation-Indexed Bond
07/15/13	1.875%	81,533	83,393
01/15/14	2.000%	99,745	103,470
01/15/15	1.625%	132,717	141,282
01/15/16	2.000%	92,858	103,290
07/15/17	2.625%	72,252	86,787
01/15/19	2.125%	107,303	131,161
01/15/21	1.125%	36,860	43,587
01/15/25	2.375%	183,329	250,659
04/15/29	3.875%	140,139	235,291
02/15/40	2.125%	63,953	95,130

Total Inflation-Indexed Bonds (Cost: $1,109,996)			$1,274,050

	Shares	Value

Money Market Funds 5.4%
BofA Cash Reserves, Capital Class, 0.150% (c)	1,398,275	$1,398,275
Columbia Short-Term Cash Fund, 0.149% (a)(c)	104,230	104,230

Total Money Market Funds (Cost: $1,502,505)		$1,502,505

Total Investments
(Cost: $26,050,195) (d)		$27,992,673(e)
Other Assets and Liabilities		(30,609)
Net Assets		$27,962,064

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	780,460	121,768	(86,255)	—	815,973	—	—	838,819
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	791,207	120,791	(72,481)	(202)	839,315	—	—	838,907
Columbia Convertible Securities Fund, Class I Shares	969,212	315,831	(262,708)	958	1,023,293	—	34,033	1,398,171
Columbia Corporate Income Fund, Class I Shares	3,599,292	180,202	(2,636,420)	115,540	1,258,614	—	37,754	1,403,463
Columbia Emerging Markets Bond Fund, Class I Shares	1,044,901	330,558	(239,675)	3,246	1,139,030	—	51,283	1,258,471
Columbia Income Opportunities Fund, Class I Shares	2,205,712	471,320	(436,450)	2,256	2,242,838	—	119,757	2,809,497
Columbia International Bond Fund, Class I Shares	1,178,689	214,749	(186,012)	110	1,207,536	—	12,992	1,259,212
Columbia Limited Duration Credit Fund, Class I Shares	2,913,015	3,107,541	(571,175)	319	5,449,700	—	100,606	5,602,552
Columbia Short Term Bond Fund, Class I Shares	2,574,908	376,987	(253,116)	(30)	2,698,749	—	32,185	2,799,179
Columbia Short-Term Cash Fund	17,826	163,491	(77,087)	—	104,230	—	64	104,230
Columbia U.S. Government Mortgage Fund, Class I Shares	2,950,620	1,471,427	(472,161)	1,817	3,951,703	—	85,129	4,206,508
Columbia U.S. Treasury Index Fund, Class I Shares	124,693	2,993,603	(307,334)	(19)	2,810,943	45,224	29,068	2,801,339
Mortgage- and Asset-Backed Portfolio	3,497,244	—	(3,637,126)	139,882	—	—	—	—
Total	22,647,779	9,868,268	(9,238,000)	263,877	23,541,924	45,224	502,871	25,320,348

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.
(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $26,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,953,000
Unrealized Depreciation	(10,000)
Net Unrealized Appreciation	$1,943,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Portfolio’s investments as of October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	25,320,348	—	—	25,320,348
Investments in Unaffiliated Fund	1,398,275	—	—	1,398,275
Total Mutual Funds	26,718,623	—	—	26,718,623
Bonds
Inflation-Indexed Bonds	—	1,274,050	—	1,274,050
Total Bonds	—	1,274,050	—	1,274,050
Total	26,718,623	1,274,050	—	27,992,673

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Masters International Equity Portfolio

October 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 98.6%
International 98.6%
Columbia Acorn International, Class I Shares (a)	61,565	$2,463,811
Columbia Emerging Markets Fund, Class I Shares (a)(b)	505,916	4,927,622
Columbia European Equity Fund, Class I Shares (a)	4,960,693	29,565,731
Columbia Pacific/Asia Fund, Class I Shares (a)	1,530,317	12,319,055
Total		49,276,219
Total Equity Funds (Cost: $49,407,689)		$49,276,219

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.149%(a)(c)	796,452	$796,452
Total Money Market Funds (Cost: $796,452)		$796,452
Total Investments
(Cost: $50,204,141) (d)		$50,072,671 (e)
Other Assets and Liabilities		(84,432)
Net Assets		$49,988,239

Investments in Derivatives Futures Contracts Outstanding at October 31, 2012

At October 31, 2012, $39,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
E-Mini MCSI EAFE Index	10	759,200	December 2012	—	(21,925)

Forward Foreign Currency Exchange Contracts Open at October 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	November 30, 2012	3,498,000	3,751,327	—	(6,331)
		(CHF)	(USD)
HSBC Securities (USA), Inc.	November 30, 2012	4,830,000	6,265,404	3,419	—
		(EUR)	(USD)
Deutsche Bank	November 30, 2012	200,466,000	2,511,853	120	—
		(JPY)	(USD)
Barclays Bank PLC	November 30, 2012	2,493,890	2,420,000	12,454	—
		(USD)	(AUD)
JPMorgan Chase Bank	November 30, 2012	3,766,340	3,737,000	—	(26,899)
		(USD)	(CAD)
JPMorgan Chase Bank	November 30, 2012	2,539,493	2,540,000	2,057
		(USD)	(CAD)
Citigroup Global Markets Inc.	November 30, 2012	3,736,225	21,439,000	20,162	—
		(USD)	(NOK)
Citigroup Global Markets Inc.	December 4, 2012	630,000	307,169	—	(1,641)
		(BRL)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	150,000	151,096	1,011	—
		(CAD)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	2,955,000	512,494	—	(1,229)
		(DKK)	(USD)

Citigroup Global Markets Inc.	December 4, 2012	497,000	645,828	1,451	—
		(EUR)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	2,977,970,000	306,719	—	(2,025)
		(IDR)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	16,401,000	309,418	6,532	—
		(INR)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	2,169,198,000	1,944,931	—	(40,406)
		(KRW)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	947,000	308,118	—	(2,006)
		(MYR)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	581,000	101,005	—	(782)
		(NOK)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	14,846,000	357,425	—	(2,815)
		(PHP)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	20,459,000	664,438	—	(1,657)
		(THB)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	44,901,000	1,535,696	—	(1,249)
		(TWD)	(USD)
Citigroup Global Markets Inc.	December 4, 2012	2,056,214	2,009,000	23,777	—
		(USD)	(AUD)
Citigroup Global Markets Inc.	December 4, 2012	108,010	100,000	—	(579)
		(USD)	(CHF)
Citigroup Global Markets Inc.	December 4, 2012	2,521,597	1,572,000	14,937	—
		(USD)	(GBP)
Citigroup Global Markets Inc.	December 4, 2012	5,153,424	404,683,000	—	(82,725)
		(USD)	(JPY)
Citigroup Global Markets Inc.	December 4, 2012	510,883	3,428,000	5,434	—
		(USD)	(SEK)
Citigroup Global Markets Inc.	December 4, 2012	110,801	136,000	689	—
		(USD)	(SGD)
Total				92,043	(170,344)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Acorn International, Class I Shares	1,925,337	67,092	(1,100,243)	430,315	1,322,501	—	15,357	2,463,811
Columbia Emerging Markets Fund, Class I Shares	7,572,173	403,750	(2,022,250)	(385,737)	5,567,936	236,575	—	4,927,622
Columbia European Equity Fund, Class I Shares	42,235,125	658,475	(12,894,668)	(657,857)	29,341,075	—	—	29,565,731
Columbia Pacific/Asia Fund, Class I Shares	17,968,287	486,305	(4,772,444)	(505,971)	13,176,177	—	91,516	12,319,055
Columbia Short-Term Cash Fund	7	2,258,600	(1,462,155)		796,452	—	583	796,452
Total	69,700,929	3,874,222	(22,251,760)	(1,119,250)	50,204,141	236,575	107,456	50,072,671

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2012.

(d)

At October 31, 2012, the cost of securities for federal income tax purposes was approximately $50,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,366,000.
Unrealized Depreciation	(1,497,000)
Net Unrealized Depreciation	$(131,000)

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MYR	Malaysia Ringgits
NOK	Norwegian Krone
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments in Affiliated Funds	50,072,671	—	—	50,072,671
Total Investments in Affiliated Funds	50,072,671	—	—	50,072,671

Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	92,043	—	92,043
Liabilities
Futures Contracts	(21,925)	—	—	(21,925)
Forward Foreign Currency Exchange Contracts	—	(170,344)	—	(170,344)
Total	50,050,746	(78,301)	—	49,972,445

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at the unrealized appreciation (depreciation).

Item  2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 21, 2012